RESTRUCTURING COSTS (Schedule of Restructuring Accruals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 1,052	$ 3,981
Restructuring accrual	1,756
Severance and payroll related [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	1,022
Property and Equipment Impairment [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	159	632
Write Off of Prepaid Royalties [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	219
Other [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ (348)	108
Payroll and share-based compesnation [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs		1,993
Lease Facilities and Related Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs		$ 1,248